Equity - Treasury Shares Instruments Narrative (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Purchase of treasury shares	€ 145	€ 223	€ 365
Derivative financial instrument notional shares equivalent	173	193